ADDITIONAL INFORMATION: CONDENSED FINANCIAL STATEMENTS OF PARENT COMPANY - CONDENSED STATEMENTS OF CASH FLOWS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cash flows from operating activities
Net cash (used in)/provided by operating activities	$ (19,633)	$ (30,294)	$ (15,416)
Cash flows from investing activities
Investment in an equity investee	(412)	(566)
(Increase)/decrease in time deposits	321	(410)	25,000
Net cash provided by/ (used in) investing activities	(27,693)	6,762	8,395
Cash flows from financing activities
Proceeds from exercise of share options	1,305	315	656
Proceeds from issuance of convertible notes, net of transaction expenses	19,184	30,000	30,000
Redemption of convertible notes	(15,196)	(11,265)
Repurchase of ordinary shares	(5,677)	(4,414)	(37)
Purchase of interests in subsidiaries from non-controlling interests	(7,003)
Net cash provided by financing activities	79,983	44,804	27,775
Net (decrease)/increase in cash and cash equivalents and restricted cash	32,657	21,272	20,754
Parent Company | Reportable legal entities
Cash flows from operating activities
Net cash (used in)/provided by operating activities	(81,116)	9,746	(32,234)
Cash flows from investing activities
Increase in other long-term investments	(19)	(1,000)	(503)
Investment in an equity investee	(412)	(566)
(Increase)/decrease in time deposits	255	(301)
Acquisition of subsidiaries	(959)
Net cash provided by/ (used in) investing activities	(1,135)	(1,867)	(503)
Cash flows from financing activities
Proceeds from issuance of shares upon private placements and follow on offering	71,917
Proceeds from exercise of share options	1,305	315	656
Proceeds from issuance of convertible notes, net of transaction expenses	19,184	28,742	27,810
Redemption of convertible notes	(15,196)	(11,265)
Repurchase of ordinary shares	(5,677)	(4,414)	(37)
Purchase of interests in subsidiaries from non-controlling interests	(7,003)
Net cash provided by financing activities	64,530	13,378	28,429
Net (decrease)/increase in cash and cash equivalents and restricted cash	$ (17,721)	$ 21,257	$ (4,308)